Debt and Banking Arrangements	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt and Banking Arrangements [Text Block]
Note 13 – Debt and Banking Arrangements
Long-Term Debt

	December 31,
	2021	2020
	(Millions)
Transco:
7.08% Debentures due 2026	$8	$8
7.25% Debentures due 2026	200	200
7.85% Notes due 2026	1,000	1,000
4% Notes due 2028	400	400
3.25% Notes due 2030	700	700
5.4% Notes due 2041	375	375
4.45% Notes due 2042	400	400
4.6% Notes due 2048	600	600
3.95% Notes due 2050	500	500
Other financing obligation — Atlantic Sunrise	830	847
Other financing obligation — Leidy South	72	—
Other financing obligation — Dalton	254	257
Northwest Pipeline:
7.125% Debentures due 2025	85	85
4% Notes due 2027	500	500
Williams:
4% Notes due 2021	—	500
7.875% Notes due 2021	—	371
3.35% Notes due 2022	750	750
3.6% Notes due 2022	1,250	1,250
3.7% Notes due 2023	850	850
4.5% Notes due 2023	600	600
4.3% Notes due 2024	1,000	1,000
4.55% Notes due 2024	1,250	1,250
3.9% Notes due 2025	750	750
4% Notes due 2025	750	750
3.75% Notes due 2027	1,450	1,450
3.5% Notes due 2030	1,000	1,000
2.6% Notes due 2031	1,500	—
7.5% Debentures due 2031	339	339
7.75% Notes due 2031	252	252
8.75% Notes due 2032	445	445
6.3% Notes due 2040	1,250	1,250
5.8% Notes due 2043	400	400
5.4% Notes due 2044	500	500
5.75% Notes due 2044	650	650
4.9% Notes due 2045	500	500
5.1% Notes due 2045	1,000	1,000
4.85% Notes due 2048	800	800
3.5% Notes due 2051	650	—
Various — 7.7% to 9.375% Notes and Debentures due 2021 to 2027	2	3
Credit facility loans	—	—
Unamortized debt issuance costs	(131)	(125)
Net unamortized debt premium (discount)	(56)	(63)
Total long-term debt, including current portion	23,675	22,344
Long-term debt due within one year	(2,025)	(893)
Long-term debt	$21,650	$21,451
Certain of our debt agreements contain covenants that restrict or limit, among other things, our ability to create liens supporting indebtedness, sell assets, and incur additional debt. Default of these agreements could also restrict our ability to make certain distributions or repurchase equity.
The following table presents aggregate minimum maturities of long-term debt and other financing obligations, excluding net unamortized debt premium (discount) and debt issuance costs, for each of the next five years:

December 31, 2021
(Millions)
2022	$2,026
2023	1,478
2024	2,281
2025	1,619
2026	1,244
Issuances and retirements
On January 18, 2022, we early retired $1.25 billion of 3.6 percent senior unsecured notes due March 15, 2022.
On October 8, 2021, we completed a public offering of $600 million of 2.6 percent senior unsecured notes due 2031. The new 2031 notes are an additional issuance of the $900 million of 2.6 percent senior unsecured notes due 2031 issued on March 2, 2021, and will trade interchangeably with such notes. Also, on October 8, 2021, we completed a public offering of $650 million of 3.5 percent senior unsecured notes due 2051.
We retired $371 million of 7.875 percent senior unsecured notes that matured on September 1, 2021.
On August 16, 2021, we early retired $500 million of 4.0 percent senior unsecured notes due November 15, 2021.
On August 17, 2020, we early retired $600 million of 4.125 percent senior unsecured notes due November 15, 2020.
On May 14, 2020, we completed a public offering of $1 billion of 3.5 percent senior unsecured notes due 2030.
On May 8, 2020, Transco issued $700 million of 3.25 percent senior unsecured notes due 2030 and $500 million of 3.95 percent senior unsecured notes due 2050 to investors in a private debt placement. In the fourth quarter of 2020, Transco filed a registration statement and completed an exchange of these notes for substantially identical new notes that are registered under the Securities Act of 1933, as amended.
We retired $1.5 billion of 5.25 percent senior unsecured notes that matured on March 15, 2020.
We retired $14 million of 8.75 percent senior unsecured notes that matured on January 15, 2020.
We retired $32 million of 7.625 percent senior unsecured notes that matured on July 15, 2019.
Other financing obligations
During the construction of the Atlantic Sunrise, Leidy South, and Dalton projects, Transco received funding from co-owners for their proportionate share of construction costs. Amounts received were recorded within noncurrent liabilities and the costs associated with construction were capitalized in the Consolidated Balance Sheet. Upon placing these projects into service Transco began utilizing the co-owners’ undivided interest in the assets, including the associated pipeline capacity, and reclassified the funding previously received from its co-owners from noncurrent liabilities to debt. The obligations, which mature in 2038, 2041, and 2052, respectively, require monthly interest and principal payments and bear interest rates of approximately 9 percent, 16 percent, and 9 percent, respectively.
Credit Facility

	December 31, 2021
	Stated Capacity	Outstanding
	(Millions)
Long-term credit facility (1)	$3,750	$—
Letters of credit under certain bilateral bank agreements		16
________________
(1)    In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.

Revolving credit facility
In October 2021, we along with Transco and Northwest Pipeline, the lenders named therein, and an administrative agent entered into an amended and restated credit agreement (Credit Agreement) that reduced aggregate commitments available from $4.5 billion to $3.75 billion, with up to an additional $500 million increase in aggregate commitments available under certain circumstances. The Credit Agreement was effective on October 8, 2021. The maturity date of the credit facility is October 8, 2026. However, the co-borrowers may request up to two extensions of the maturity date each for an additional one-year period to allow a maturity date as late as October 8, 2028, under certain circumstances. The Credit Agreement allows for swing line loans up to an aggregate of $200 million, subject to available capacity under the credit facility, and letters of credit commitments of $500 million. Transco and Northwest Pipeline are each able to borrow up to $500 million under this credit facility to the extent not otherwise utilized by the other co-borrowers.
The Credit Agreement contains the following terms and conditions:
•Various covenants may limit, among other things, a borrower’s and its material subsidiaries’ ability to grant certain liens supporting indebtedness, merge or consolidate, sell all or substantially all of its assets in certain circumstances, make certain distributions during an event of default, and each borrower and each borrower’s respective material subsidiaries’ ability to enter into certain restrictive agreements.
•If an event of default with respect to a borrower occurs under the credit facility, the lenders will be able to terminate the commitments for the respective borrowers and accelerate the maturity of the loans of the defaulting borrower under the credit facility and exercise other rights and remedies.
•Other than swing line loans, each time funds are borrowed, the applicable borrower may choose from two methods of calculating interest: a fluctuating base rate equal to an alternative base rate as defined in the Credit Agreement plus an applicable margin or a periodic fixed rate equal to the London Interbank Offered Rate (LIBOR) plus an applicable margin. We are required to pay a commitment fee based on the unused portion of the credit facility. The applicable margin is determined by reference to a pricing schedule based on the applicable borrower’s senior unsecured long-term debt ratings and the commitment fee is determined by reference to a pricing schedule based on Williams’ senior unsecured long-term debt ratings. The Credit Agreement also includes customary provisions to provide for replacement of LIBOR with an alternative benchmark rate when LIBOR ceases to be available.
Significant financial covenants under the Credit Agreement require the ratio of debt to EBITDA (earnings before interest, taxes, depreciation, and amortization), each as defined in the Credit Agreement, to be no greater than 5.0 to 1.0, except that for any fiscal quarter in which the funding of the purchase price for an acquisition (whether effectuated as one or a series of related transactions) with an aggregate purchase price of $25 million or more has been effected, and the following two fiscal quarters (in each case subject to certain limitations), the ratio of debt to EBITDA is to be no greater than 5.5 to 1.
The ratio of debt to capitalization (defined as net worth plus debt), each as defined in the Credit Agreement, must be no greater than 65 percent for each of Transco and Northwest Pipeline.
At December 31, 2021, we are in compliance with these covenants.
Commercial Paper Program
In 2018, we entered into a $4 billion commercial paper program that has been reduced to $3.5 billion in connection with the October 2021 Credit Agreement. The maturities of the commercial paper notes vary but may not exceed 397 days from the date of issuance. The commercial paper notes are sold under customary terms in the commercial paper market and are issued at a discount from par, or, alternatively, are sold at par and bear varying interest rates on a fixed or floating basis. The net proceeds of issuances of the commercial paper notes are expected to be used to fund planned capital expenditures and for other general corporate purposes. At December 31, 2021 and 2020, no commercial paper was outstanding.
Cash Payments for Interest (Net of Amounts Capitalized)
Cash payments for interest (net of amounts capitalized) were $1.137 billion in 2021, $1.149 billion in 2020, and $1.153 billion in 2019.